Financing Receivables (Details 3) - Real Estate Development [Member] $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2015 USD ($) Number		Dec. 31, 2014 USD ($) Number		Dec. 31, 2013 USD ($) Number
Real Estate Development Loan Portfolio [Line Items]
Number of Borrowers | Number		1		1		1
Number of Loans | Number		3		3		3
Value of Collateral		$ 7,721	[1]	$ 5,997	[1]	$ 5,275	[2]
Commitment Amount		6,365		4,903		4,750
Amount Outstanding		$ 5,498		$ 4,748		$ 4,364
Loan to Value Ratio	[3]	71.00%		79.00%		83.00%
Loan Fee		$ 1,000		$ 1,000		$ 1,000
Pennsylvania [Member]
Real Estate Development Loan Portfolio [Line Items]
Number of Borrowers | Number		1		1		1
Number of Loans | Number		3		3		3
Value of Collateral		$ 7,721	[1]	$ 5,997	[1]	$ 5,275	[2]
Commitment Amount		6,365	[4]	4,903	[4]	4,750
Amount Outstanding		$ 5,498		$ 4,748		$ 4,364
Loan to Value Ratio	[3]	71.00%		79.00%		83.00%
Loan Fee		$ 1,000		$ 1,000		$ 1,000

[1]	The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances. Part of this collateral is $1,025 of preferred equity and unpaid earnings distributions in and from our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.
[2]	The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances.
[3]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
[4]	The commitment amount includes the letter of credit the issued cash bond, and the cash bond not issued but committed to, in addition to the credit limit of $5,631 maximum commitment amount.